RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Management fees paid	$ 1,400,696	$ 889,044
Series 15 [Member]
Related Party Transaction [Line Items]
Management fees paid	271,999	63,602
Series 16 [Member]
Related Party Transaction [Line Items]
Management fees paid	155,683	231,826
Series 17 [Member]
Related Party Transaction [Line Items]
Management fees paid	46,643	53,052
Series 18 [Member]
Related Party Transaction [Line Items]
Management fees paid	915,520	508,704
Series 19 [Member]
Related Party Transaction [Line Items]
Management fees paid	$ 10,851	$ 31,860